Income Tax	6 Months Ended
Jun. 30, 2020
Income tax
Income tax

12.Income Tax

Cayman Islands ("Cayman")

Zai Lab Limited and ZLIP Holding Limited are incorporated in the Cayman Islands. Under the current laws of the Cayman Islands, Zai Lab Limited and ZLIP Holding Limited are not subject to tax on income or capital gains. Additionally, the Cayman Islands does not impose a withholding tax on payments of dividends to shareholders.

British Virgin Islands Taxation ("BVI")

ZL Capital Limited is incorporated in the British Virgin Islands. Under the current laws of the British Virgin Islands, ZL Capital Limited is not subject to income tax.

Australia ("AUST")

Zai Lab (AUST) Pty., Ltd. is incorporated in Australia and is subject to corporate income tax at a rate of 30%. Zai Lab (AUST) Pty., Ltd. has no taxable income for all periods presented, therefore, no provision for income taxes is required.

U.S. ("US")

Zai Lab (US) LLC. is incorporated in U.S. and is subject to U.S. federal corporate income tax at a rate of 21%. Zai Lab (US) LLC. is also subject to state income tax in Delaware. Zai Lab (US) LLC. has no taxable income for all periods presented, therefore, no provision for income taxes is required.

Hong Kong S.A.R ("HK")

Zai Lab (Hong Kong) Limited is incorporated in Hong Kong S.A.R. Companies registered in Hong Kong are subject to Hong Kong profits tax on the taxable income as reported in their respective statutory financial statements adjusted in accordance with relevant Hong Kong tax laws. Under the two-tiered profits tax rates regime in Hong Kong, the first HK$2 million of profits of the qualifying group entity will be taxed at 8.25%, and profits above HK$2 million will be taxed at 16.5%. For the six months ended June 30, 2020, Zai Lab (Hong Kong) Limited did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the periods presented. Under the Hong Kong tax law, Zai Lab (Hong Kong) Limited is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends.

PRC

Under PRC’s Enterprise Income Tax Law ("EIT Law"), the statutory income tax rate is 25%, and the EIT rate shall be reduced to 15% for state-encouraged High and New Technology Enterprises ("HNTE"). Zai Lab (Shanghai) Co., Ltd., first obtained a HNTE certificate in 2018 and began to enjoy the preferential tax rate of 15% from 2018 to 2020. Zai Lab International Trading (Shanghai) Co., Ltd., Zai Lab (Suzhou) Co., Ltd., and Zai Biopharmaceutical (Suzhou) Co., Ltd. are subject to the statutory rate of 25%.

No provision for income taxes has been required to be accrued because the Company and all of its subsidiaries are in cumulative loss positions for all the periods presented.

Loss (income) before income taxes consists of:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Cayman	(189)	591
BVI	—	—
PRC	76,299	112,320
HK	3,109	4,983
US	4,047	10,336
AUST	8	387
	83,274	128,617

Reconciliations of the differences between the PRC statutory income tax rate and the Group’s effective income tax rate for the six months ended June 30, 2019 and 2020 are as follows:

	Six months ended June 30,
	2019	2020
	(Unaudited)
Statutory income tax rate	25%	25%
Share-based compensations	(1.11%)	(1.02%)
Non-deductible expenses	(0.13%)	(0.40%)
Prior year tax filing adjustment	1.50%	1.85%
Effect of different tax rate of subsidiary operation in other jurisdictions	(0.77%)	(0.52%)
Preferential tax rate	(8.92%)	(8.72%)
Effect of change in tax rate	(7.12%)	—
Changes in valuation allowance	(8.45%)	(16.19%)
Effective income tax rate	—	—

The principal components of the deferred tax assets and liabilities are as follows:

Six months ended June 30,
2020
$

Deferred tax assets:
Depreciation of property and equipment, net	69
Government grants	372
Deferred revenue	1,907
Net operating loss forwards	102,579
Less: valuation allowance	(104,927)
Deferred tax assets, net	—

The Group considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will be more likely than not realized. This assessment considers, among other matters, the nature, frequency and severity of recent losses and forecasts of future profitability. These assumptions require significant judgment and the forecasts of future taxable income are consistent with the plans and estimates the Group is using to manage the underlying businesses. Valuation allowances are established for deferred tax assets based on a more likely than not threshold. The Group’s ability to realize deferred tax assets depends on its ability to generate sufficient taxable income within the carry forward periods provided for in the tax law. In 2019 and 2020, the Group has determined that the deferred tax assets on temporary differences and net operating loss carry forwards are related to certain subsidiaries, for which the Group is not able to conclude that the future realization of those net operating loss carry forwards and other deferred tax assets are more likely than not. As such, it has fully provided valuation allowance for the deferred tax assets as of December 31, 2019 and June 30, 2020. Amounts of operating loss carry forwards were $403,460 for the years ended December 31, 2019, which are expected to expire from 2020 to 2029.

Movement of the valuation allowance is as follows:

	Six months ended June 30,
	2019	2020
	$	$
	(Unaudited)
Balance as of January 1,	(49,928)	(63,215)
Additions	(16,471)	(41,712)
Balance as June 30	(66,399)	(104,927)

Uncertainties exist with respect to how the current income tax law in the PRC applies to the Group’s overall operations, and more specifically, with regard to tax residency status. The EIT Law includes a provision specifying that legal entities organized outside of the PRC will be considered residents for Chinese income tax purposes if the place of effective management or control is within the PRC. The implementation rules to the EIT Law provide that non-resident legal entities will be considered PRC residents if substantial and overall management and control over the manufacturing and business operations, personnel, accounting and properties, occurs within the PRC. Despite the present uncertainties resulting from the limited PRC tax guidance on the issue, the Group does not believe that the legal entities organized outside of the PRC within the Group should be treated as residents for EIT Law purposes. If the PRC tax authorities subsequently determine that the Company and its subsidiaries registered outside the PRC should be deemed resident enterprises, the Company and its subsidiaries registered outside the PRC will be subject to the PRC income taxes, at a rate of 25%. The Group is not subject to any other uncertain tax position.